Cash and cash equivalents - Non-cash and other movements, within operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents.
Share-based payments charge for the period	$ 619	$ 615	$ 277
Settlement of share plan awards	(592)	(570)	(349)
Pension contributions	(205)	(174)	(172)
Pension charges recorded in operating profit	101	136	84
Long-term provision charges recorded in operating profit	87	270	66
Non-cash intangible additions			(120)
(Gain)/loss on disposal of tangible assets	(112)	4	(25)
Foreign exchange and other	(590)	(186)	(37)
Total operating activities non-cash and other movements	$ (692)	$ 95	$ (276)